Purchased services and sport rights expenses - Composition of sport rights expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Purchased services and sport rights expenses
Non-capitalized sport rights expenses	€ 134,157	€ 118,490	€ 54,171
Amortization of capitalized sport rights	270,162	233,945	160,018
Total sport rights expenses	€ 404,319	€ 352,435	€ 214,189